Provision for liabilities and charges - Other (Details) £ in Millions, $ in Millions			1 Months Ended				3 Months Ended		6 Months Ended
	Mar. 06, 2018 USD ($)	Mar. 06, 2018 GBP (£)	May 31, 2018 USD ($)	May 31, 2018 GBP (£)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 GBP (£)	Jun. 30, 2018 GBP (£)	Mar. 31, 2018 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 GBP (£)	May 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Disclosure of financial liabilities
Provisions utilised							£ 1,255.0	£ 509.0
Provisions for liabilities						£ 7,306.0		7,306.0			£ 6,995.0		£ 7,757.0
DoJ
Disclosure of financial liabilities
Provisions utilised								90.0
Provisions for liabilities						3,033.0		3,033.0			3,715.0		3,243.0
Litigation and other regulatory (incl. RMBS)
Disclosure of financial liabilities
Provisions utilised							189.0	52.0
Provisions for liabilities						583.0		583.0			711.0		641.0
Other
Disclosure of financial liabilities
Provisions utilised							806.0	100.0
Provisions for liabilities						2,030.0		£ 2,030.0			1,174.0		£ 1,950.0
RMBS and other securitised products investigations
Disclosure of financial liabilities
Settlement amount paid		£ 20.0
Settlement amount reimbursed | $	$ 400
Provisions utilised | $	$ 130
RMBS and other securitised products investigations | DoJ
Disclosure of financial liabilities
Final settlement amount			$ 4,901	£ 3,715.0
Total aggregate provisions			$ 1,440						$ 3,461		2,675.0	£ 1,040.0
RMBS and other securitised products investigations | Litigation and other regulatory (incl. RMBS)
Disclosure of financial liabilities
Settlement amount paid					$ 100	73.0			20	£ 15.0
Settlement amount reimbursed | $					400
Provisions utilised					$ 130	£ 94.0
Provisions for liabilities									$ 318		241.0
HM Treasury provision | Other
Disclosure of financial liabilities
Settlement amount paid							£ 722.0
Provisions for liabilities											£ 800.0